Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 869,000
Previously Paid Amount	0.00
Total Fee Amount	128.26
Total Offset Amount	0.00
Net Fee	128.26
Narrative - Max Aggregate Offering Price	$ 869,000
Final Prospectus	true